Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 13,959,493
Other comprehensive income (loss) for the year, net of income tax	(3,617,203)	$ (115,307)	$ 13,638,305	$ 449,350
Ending balance	13,615,254	434,022	13,959,493
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	3,730,559	118,921	3,549,648	1,275,505
Debt instruments	(15,241)	(486)	(14,830)	(22,599)
Equity instruments	(612,141)	(19,514)	(18,871)	(77,496)
Share from associates and joint ventures accounted for using the equity method	4,352,949	138,762	155,784	2,447,656
Other comprehensive income (loss) for the year, net of income tax	3,725,567	118,762	122,083	2,347,561
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	15,489	494	72,049	230,940
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(5)		(13,221)	(304,358)
Ending balance	$ 7,471,610	$ 238,177	$ 3,730,559	$ 3,549,648